Deutsche Investment Management Americas Inc.
                                    One Beacon Street
                                    Boston, MA 02108

                                    October 2, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of DWS California Tax-Free Income Fund and DWS New York Tax-Free Income Fund (the "Funds"), each a series of DWS State Tax-Free Income Series (the "Trust"); (Reg. Nos. 2-81549 and 811-3657)

Ladies and Gentlemen:

         On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 46 to the Fund's Registration Statement on Form N-1A (the "Amendment").

         The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the "Commission"). Pursuant to Rule 485(a)(1), the Funds have designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2009. No fees are required in connection with this filing.

         The principal purpose of the Amendment is to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. The Amendment has been electronically coded to show changes from the Funds' Class A, B and C Prospectus and Statement of Additional Information, filed with the Commission on November 26, 2008 in Post-Effective Amendment No. 45. In addition, disclosure for all share classes has been consolidated into a single Statement of Additional Information.

         If you have any questions concerning this matter, please feel free to contact me at (617) 295-3986.

                               Very truly yours,


                               /s/Scott D. Hogan

                               Scott D. Hogan
                               Vice President
                               Deutsche Investment Management Americas Inc.



cc:      Jose Del Real, Esq., Vedder Price